Mortgage Loans Payable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Mortgage Loans Payable, Net [Abstract]
Schedule of Activity Related to Mortgage Notes Payable	The following table reflects the changes in the carrying amount of mortgage loans payable, net for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
Beginning balance	$17,827,000	$26,070,000
Additions:
Amortization of deferred financing costs	7,000	20,000
Amortization of discount/premium on mortgage loans payable	12,000	12,000
Deductions:
Scheduled principal payments on mortgage loans payable	(138,000)	(7,869,000)

Ending balance	$17,708,000	$18,233,000

The following table reflects the changes in the carrying amount of mortgage loans payable, net for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Beginning balance	$26,070,000	$16,892,000
Additions:
Assumption of mortgage loan payable, net	—	9,735,000
Amortization of deferred financing costs	40,000	78,000
Amortization of discount/premium on mortgage loans payable	49,000	41,000
Deductions:
Scheduled principal payments on mortgage loans payable	(8,332,000)	(650,000)
Deferred financing costs	—	(26,000)

Ending balance	$17,827,000	$26,070,000

Schedule of Maturities of Long-term Debt
As of March 31, 2021, the principal payments due on our mortgage loans payable for the nine months ending December 31, 2021 and for each of the next four years ending December 31 and thereafter were as follows:

Year	Amount
2021	$469,000
2022	651,000
2023	680,000
2024	711,000
2025	5,878,000
Thereafter	10,239,000

Total	$18,628,000

As of December
31
, 2020
, the principal payments due on our mortgage loans payable for each of the next five years ending December 31 and thereafter were as follows:

Year	Amount
2021	$607,000
2022	651,000
2023	680,000
2024	711,000
2025	5,878,000
Thereafter	10,239,000

Total	$18,766,000